Income Taxes - Income Tax Receivable and Payable Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Current income tax payable	$ 27,980	$ 6,574
Non-current income tax payable	21,812	23,099
Current tax liabilities	$ 49,792	$ 29,673